Discontinued Operations (Tables)	12 Months Ended
Dec. 26, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities to be Sold
The following table presents the aggregate amounts of the classes of assets and liabilities that were sold under the definitive agreement with STG.

(in millions)	December 28, 2019	December 26, 2020
Assets:
Accounts receivable, net	$339	$290
Deferred costs	76	96
Other current assets	1 9	16

Total current assets of discontinued operations	4 3 4	402
Property and equipment, net	56	34
Intangible assets, net	1,091	915
Goodwill	1,410	1,413
Deferred tax assets	34	43
Other long-term assets	174	155

Total assets of discontinued operations	$3, 19 9	$2,962

Liabilities:
Accounts payable and other current liabilities	$51	$39
Accrued compensation and benefits	21	18
Accrued marketing	7	6
Lease liabilities, current portion	16	15
Deferred revenue	864	892

Total current liabilities of discontinued operations	959	970
Deferred tax liabilities	4	7
Other long-term liabilities	56	51
Deferred revenue, less current portion	651	604

Total liabilities of discontinued operations	$1,670	$1,632

Summary of Components of Income
The following table presents information regarding certain components of income from discontinued operations, net of taxes:

	Fiscal Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Net revenue	$1,248	$1,332	$1,348
Operating income (loss)	(72)	8	(46)
Income (loss) from discontinued operations before income taxes	(71)	8	(46)
Income tax expense	33	49	25
Loss from discontinued operations, net of tax	(104)	(41)	(71)

Summary of Significant Non-Cash Items and Capital Expenditures
The following table presents significant
non-cash
items and capital expenditures of discontinued operations:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Amortization and depreciation	$254	$253	$212
Stock-based compensation expense	2 2	20	200
Purchases of property and equipment	27	15	7